Expense Example - ETF Prospectus [Member] - Vanguard Wellington Dividend Growth Active ETF - ETF Shares	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 17
Expense Example, with Redemption, 3 Years	$ 55